6. DEBT (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Interest expense	$ 287,640	$ 11,592	$ 30,683	$ 1,602,958
Hercules Loan
Interest expense			$ 9,386